Non-operating income - Schedule of Other Income (Expense) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Analysis of income and expense [abstract]
Gains (losses) on change in fair value of derivatives	$ 15,855	$ 21,169
Share of results with joint venture	(2,502)	(527)
Exchange differences	81	394
R&D tax credit	8	194
Non-operating income (expense)	$ 13,442	$ 21,230